Property and equipment (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property plant and equipment

Cost	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$
August 31, 2020	221,653	486,340	173,091	881,084
Acquisition of SideQik	-	11,399	1,331	12,730
Additions	-	170,305	17,865	188,170
Disposals	-	(14,244)	-	(14,244)
Disposal of Motorsports	(2,631)	(47,645)	(18,118)	(68,394)
Foreign exchange	(171)	(2,548)	(1,125)	(3,844)
August 31, 2021	218,851	603,607	173,044	995,502

August 31, 2021	218,851	603,607	173,044	995,502
Additions	-	77,147	1,551	78,698
Impairment	(153,192)	-	-	(153,192)
Disposal of Eden Games	(7,407)	(314,440)	(52,460)	(374,307)
UMG Asset Sale	-	(59,550)	(35,178)	(94,728)
Foreign exchange	850	(35,128)	(4,963)	(39,241)
August 31, 2022	59,102	271,636	81,994	412,732

Accumulated depreciation	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$
August 31, 2020	57,517	307,508	106,670	471,695
Depreciation	5,949	117,092	26,150	149,191
Disposals	-	(4,477)	-	(4,477)
Disposal of Motorsports	-	(11,068)	(9,910)	(20,978)
Foreign exchange	(99)	(2,824)	(817)	(3,740)
August 31, 2021	63,367	406,231	122,093	591,691

August 31, 2021	63,367	406,231	122,093	591,691
Depreciation	3,765	114,530	10,598	128,893
Disposal of Eden Games	(7,202)	(278,569)	(47,404)	(333,175)
UMG Asset Sale	-	(31,619)	(35,178)	(66,797)
Foreign exchange	(828)	(29,994)	(4,448)	(35,270)
August 31, 2022	59,102	180,579	45,661	285,342

Net book value	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$
August 31, 2021	155,484	197,376	50,951	403,811
August 31, 2022	-	91,057	36,333	127,390

Cost	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2019	54,465	209,126	123,298	386,889
Acquisition of UMG	166,193	116,668	30,761	313,622
Acquisition of Frankly	-	34,461	5,691	40,152
Additions	-	116,028	8,762	124,790
Disposals	-	(14,410)	-	(14,410)
Effect of foreign exchange	995	24,467	4,579	30,041
August 31, 2020	221,653	486,340	173,091	881,084

August 31, 2020	221,653	486,340	173,091	881,084
Acquisition of SideQik	-	11,399	1,331	12,730
Additions	-	170,305	17,865	188,170
Disposals	-	(14,244)	-	(14,244)
Disposal of Motorsports	(2,631)	(47,645)	(18,118)	(68,394)
Foreign exchange	(171)	(2,548)	(1,125)	(3,844)
August 31, 2021	218,851	603,607	173,044	995,502

Accumulated depreciation	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2019	51,847	181,089	68,700	301,636
Depreciation	4,998	102,241	34,066	141,305
Foreign exchange	672	24,178	3,904	28,754
August 31, 2020	57,517	307,508	106,670	471,695

August 31, 2020	57,517	307,508	106,670	471,695
Depreciation	5,949	117,092	26,150	149,191
Disposals	-	(4,477)	-	(4,477)
Disposal of Motorsports	-	(11,068)	(9,910)	(20,978)
Foreign exchange	(99)	(2,824)	(817)	(3,740)
August 31, 2021	63,367	406,231	122,093	591,691

Net book value	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2020	164,136	178,832	66,421	409,389
August 31, 2021	155,484	197,376	50,951	403,811